Other Intangible assets - Summary of Impairment Loss and Reversal of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	$ 944	$ 733	$ 923
Cost of product revenue
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	318	471	0
Research and development expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	8	0	324
General and administrative expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	$ 618	$ 262	$ 599